T. ROWE PRICE VALUE FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 4.7%
Entertainment 0.9%
Walt Disney	2,012,000	249,649
		249,649
Interactive Media & Services 3.8%
Alphabet, Class C (1)	690,900	1,015,346
Facebook, Class A (1)(2)	22,100	5,788
		1,021,134
Total Communication Services		1,270,783
CONSUMER DISCRETIONARY 7.3%
Auto Components 0.3%
Magna International	1,959,644	89,654
		89,654
Automobiles 0.4%
General Motors (2)	3,909,716	115,688
		115,688
Hotels, Restaurants & Leisure 4.3%
Hilton Worldwide Holdings (2)	2,421,500	206,603
Marriott International, Class A	1,768,589	163,736
McDonald's	1,749,500	383,998
MGM Resorts International (2)	4,515,508	98,212
Yum! Brands (2)	3,183,386	290,643
		1,143,192
Household Durables 0.7%
Lennar, Class A (2)	2,254,900	184,180
		184,180
Internet & Direct Marketing Retail 0.0%
Booking Holdings (1)	1,484	2,539
		2,539
Specialty Retail 1.6%
Home Depot	274,600	76,259
O'Reilly Automotive (1)	205,500	94,752

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Ross Stores	1,274,160	118,904
TJX	2,202,600	122,575
		412,490
Total Consumer Discretionary		1,947,743
CONSUMER STAPLES 2.2%

Beverages 0.5%
Coca-Cola	2,180,900	107,671
PepsiCo (2)	176,900	24,518
		132,189
Food Products 1.0%
Tyson Foods, Class A	4,611,560	274,296
		274,296
Tobacco 0.7%
Philip Morris International	2,565,202	192,364
		192,364
Total Consumer Staples		598,849
ENERGY 2.9%

Energy Equipment & Services 0.2%
Halliburton (2)	3,383,248	40,768
		40,768
Oil, Gas & Consumable Fuels 2.7%
Enbridge	6,795,476	198,428
EOG Resources	632,576	22,734
Exxon Mobil	521,200	17,893
TC Energy	4,448,949	186,945
Williams	15,769,409	309,869
		735,869
Total Energy		776,637
FINANCIALS 15.2%

Banks 4.1%
Bank of America	24,387,601	587,497
JPMorgan Chase (2)	2,709,700	260,863
PNC Financial Services Group	881,949	96,935

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Wells Fargo	6,474,300	152,211
		1,097,506
Capital Markets 4.6%
Charles Schwab (2)	73,661	2,669
CME Group	467,280	78,181
E*TRADE Financial (2)	5,034,558	251,980
Goldman Sachs Group (2)	462,659	92,980
Intercontinental Exchange	416,900	41,711
Morgan Stanley (2)	15,983,052	772,780
		1,240,301
Consumer Finance 1.3%
Capital One Financial	4,746,666	341,095
		341,095
Diversified Financial Services 1.0%
Equitable Holdings	14,710,715	268,324
		268,324
Insurance 4.2%
American International Group (2)	15,925,978	438,442
Chubb	480,466	55,792
Hartford Financial Services Group	3,223,195	118,807
Marsh & McLennan	1,933,847	221,812
MetLife	6,615,263	245,889
Principal Financial Group (2)	1,117,319	44,995
		1,125,737
Total Financials		4,072,963
HEALTH CARE 14.7%

Biotechnology 1.2%
AbbVie	3,527,158	308,943
Biogen (1)	65,700	18,638
		327,581
Health Care Equipment & Supplies 6.9%
Becton Dickinson & Company (2)	435,277	101,280
Boston Scientific (1)	7,168,789	273,920
Danaher (2)	4,650,885	1,001,475

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Medtronic (2)	1,789,437	185,958
Stryker (2)	1,057,100	220,268
Zimmer Biomet Holdings (2)	577,633	78,639
		1,861,540
Health Care Providers & Services 2.9%
Anthem	823,321	221,136
CVS Health	89,621	5,234
HCA Healthcare	2,853,589	355,785
UnitedHealth Group	609,900	190,149
		772,304
Life Sciences Tools & Services 3.0%
Agilent Technologies	2,210,410	223,119
Thermo Fisher Scientific	1,315,346	580,751
		803,870
Pharmaceuticals 0.7%
Bausch Health (1)	5,547,318	86,205
Elanco Animal Health (1)	3,418,324	95,474
		181,679
Total Health Care		3,946,974
INDUSTRIALS & BUSINESS SERVICES 14.1%

Air Freight & Logistics 2.1%
FedEx	733,389	184,462
United Parcel Service, Class B	2,303,600	383,849
		568,311
Building Products 0.6%
Johnson Controls International (2)	4,139,854	169,113
		169,113
Construction & Engineering 0.7%
Jacobs Engineering Group (2)	1,973,615	183,092
		183,092
Electrical Equipment 0.7%
Rockwell Automation (2)	832,900	183,805
		183,805

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Industrial Conglomerates 3.3%
General Electric	59,383,365	369,958
Honeywell International (2)	2,266,879	373,151
Roper Technologies	322,639	127,478
		870,587
Machinery 3.8%
Caterpillar (2)	1,727,241	257,618
Cummins (2)	377,000	79,607
Deere (2)	2,124,000	470,742
Otis Worldwide	1,049,516	65,511
Stanley Black & Decker (2)	938,700	152,257
		1,025,735
Road & Rail 2.3%
Norfolk Southern (2)	1,635,304	349,939
Union Pacific	1,385,200	272,704
		622,643
Trading Companies & Distributors 0.6%
United Rentals (1)(2)	875,000	152,688
		152,688
Total Industrials & Business Services		3,775,974
INFORMATION TECHNOLOGY 18.1%

Communications Equipment 0.3%
Motorola Solutions (2)	497,546	78,020
		78,020
Electronic Equipment, Instruments & Components 0.4%
Keysight Technologies (1)(2)	1,170,371	115,609
		115,609
IT Services 0.3%
Fiserv (1)	805,250	82,981
		82,981
Semiconductors & Semiconductor Equipment 11.2%
Analog Devices	864,100	100,875
Applied Materials	6,254,320	371,819
ASML Holding	284,478	105,049

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Broadcom	1,030,226	375,332
Lam Research (2)	196,600	65,222
Micron Technology (1)	4,933,765	231,690
NVIDIA	568,500	307,684
NXP Semiconductors	3,172,836	396,002
QUALCOMM (2)	6,933,717	815,960
Texas Instruments (2)	1,693,743	241,849
		3,011,482
Software 4.6%
Microsoft	4,643,366	976,639
salesforce. com (1)	75,400	18,950
SAP (EUR)	262,545	40,883
Synopsys (1)(2)	934,563	199,978
		1,236,450
Technology Hardware, Storage & Peripherals 1.3%
Apple	2,956,600	342,404
		342,404
Total Information Technology		4,866,946
MATERIALS 6.5%

Chemicals 3.3%
Air Liquide (EUR)	139,148	22,057
DuPont de Nemours	1,995,100	110,688
Linde	2,400,900	571,726
PPG Industries (2)	1,563,620	190,887
		895,358
Containers & Packaging 3.2%
International Paper	6,747,751	273,554
Packaging Corp. of America (2)	3,578,351	390,219
Westrock	5,503,890	191,205
		854,978
Total Materials		1,750,336
REAL ESTATE 5.1%

Equity Real Estate Investment Trusts 5.1%
Prologis, REIT	8,755,895	881,018

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Sun Communities, REIT	1,190,545	167,403
Welltower, REIT (2)	1,932,337	106,452
Weyerhaeuser, REIT (2)	7,231,199	206,234
Total Real Estate		1,361,107
UTILITIES 8.9%

Electric Utilities 4.8%
American Electric Power (2)	423,800	34,637
Duke Energy	431,435	38,208
Edison International	373,351	18,981
Entergy	1,099,836	108,367
Iberdrola (EUR)	368,596	4,537
NextEra Energy (2)	3,153,496	875,284
Southern (2)	3,955,421	214,463
		1,294,477
Independent Power & Renewable Electricity Producers 0.4%
AES (2)	5,733,327	103,831
		103,831
Multi-Utilities 3.7%
Ameren (2)	2,883,901	228,059
Dominion Energy	343,700	27,128
NiSource (2)	2,702,434	59,454
Public Service Enterprise Group (2)	3,279,858	180,097
Sempra Energy (2)	4,096,199	484,826
		979,564
Total Utilities		2,377,872
Total Common Stocks (Cost $22,560,003)		26,746,184

CONVERTIBLE PREFERRED STOCKS 0.1%
UTILITIES 0.1%

Electric Utilities 0.1%
Southern, Series A, 6.75%, 8/1/22	944,416	43,380
Total Utilities		43,380
Total Convertible Preferred Stocks (Cost $47,221)		43,380

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS 0.1%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4)	20,722,125	20,722
Total Short-Term Investments (Cost $20,722)		20,722
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 0.13% (3)(4)	3,217,793	32,178
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		32,178
Total Securities Lending Collateral (Cost $32,178)		32,178

Total Investments in Securities 100.0%
(Cost $22,660,124)		$26,842,464
Other Assets Less Liabilities 0.0%		(9,164)
Net Assets 100.0%		$26,833,300

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Seven-day yield
(4)	Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
EUR	Euro

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$332
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$332+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$171,026		¤	¤ $	20,722
T. Rowe Price Short-Term
Fund	184,094		¤	¤	32,178
Total					$52,900^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $332 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $52,900.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE VALUE FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE VALUE FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$26,678,707$	67,477$	— $	26,746,184
Convertible Preferred Stocks	—	43,380	—	43,380
Short-Term Investments	20,722	—	—	20,722
Securities Lending Collateral	32,178	—	—	32,178
Total	$26,731,607$	110,857$	— $	26,842,464